NET REVENUE (Details)		3 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Total		$ 18,571,311	¥ 2,954,324,120	¥ 2,686,214,407
Add: reversal (provision) of sales refund*	[1]	7,326	1,165,339	(14,506,941)
Transferred over Time [Member]
Total		15,084,555	2,399,651,038	2,199,772,706
Transferred at Point in Time [Member]
Total		3,486,756	554,673,082	486,441,701
Sports School Business Membership [Member]
Total		10,102,681	1,607,134,512	1,561,521,383
Sports School Business Events [Member]
Total		2,715,080	431,914,954	459,767,644
Sports School Business Others [Member]
Total		771,675	122,758,128	41,782,114
Social Business [Member]
Total		4,974,549	791,351,187	637,650,207
Subtotal [Member]
Total		$ 18,563,985	¥ 2,953,158,781	¥ 2,700,721,348

[1]	Provision and reversal for sales refund